Unaudited condensed consolidated statements of profit or loss and total comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss and total comprehensive income
Revenues	$ 70,352	$ 84,448	$ 157,440	$ 175,801
Voyage expenses and commissions	(1,852)	(2,782)	(3,931)	(6,670)
Vessel operating costs	(20,044)	(16,895)	(37,851)	(35,988)
Depreciation	(20,798)	(20,675)	(41,484)	(41,273)
General and administrative expenses	(3,488)	(4,421)	(6,559)	(8,592)
Impairment loss on vessels		(18,841)		(18,841)
Profit from operations	24,170	20,834	67,615	64,437
Financial costs	(9,115)	(13,067)	(18,531)	(28,580)
Financial income	11	77	23	276
Gain/(loss) on derivatives	(403)	369	916	(13,751)
Total other expenses, net	(9,507)	(12,621)	(17,592)	(42,055)
Profit for the period	14,663	8,213	50,023	22,382
Total comprehensive income for the period	$ 14,663	$ 8,213	50,023	22,382
Common units
Profit or loss and total comprehensive income
Profit for the period			34,127	7,063
Total comprehensive income for the period			$ 34,127	$ 7,063
Earnings per unit, basic and diluted:
Earnings per unit (basic)	$ 0.14	$ 0.01	$ 0.71	$ 0.15
Earnings per unit (diluted)	0.14	0.01	$ 0.68	$ 0.14
General partner units
Profit or loss and total comprehensive income
Profit for the period			$ 732	$ 155
Total comprehensive income for the period			$ 732	$ 155
Earnings per unit, basic and diluted:
Earnings per unit (basic)	0.14	0.01	$ 0.72	$ 0.15
Earnings per unit (diluted)	0.14	0.01	0.72	0.15
Earnings per unit (basic and diluted)	$ 0.14	$ 0.01	$ 0.72	$ 0.15